Average Annual Total Returns (Vanguard Small-Cap Value Index Fund Participant)	Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Value Index Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.39%	10.63%	7.44%	10.63%
Five Years	16.39%	none	15.40%	16.59%
Ten Years	8.32%	none	7.90%	8.45%